Intangible Assets - Summary of Changes in Intangible Assets and Goodwill (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	13 years	14 years	15 years
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	19 years	20 years	21 years